Segment information (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [abstract]
Schedule of segment information

Transfer prices between operating segments are on an arm’s length basis in a manner similar to transactions with third parties.

	Revenues from external customers	Gross profit margin	Other operating income, net	Administrative expenses	Selling and distribution expenses	Impairment on brine project	Finance costs	Finance income	Net loss on settlement of derivative financial instruments	(Loss) gain from exchange difference, net	Profit before income tax	Income tax expense	Net income from continuing operations	Net loss from discontinued operations	Profit for the year
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

2018
Cement, concrete and precast	1,134,123	458,905	(8,191)	(166,127)	(42,332)	—	(87,327)	4,945	(34,887)	(8,227)	116,759	(41,214)	75,545	—	75,545
Construction supplies	68,872	1,623	(322)	(553)	(1,066)	—	(11)	25	—	(26)	(330)	116	(214)	—	(214)
Quicklime	57,564	5,251	—	(2,186)	—	—	—	—	—	(111)	2,954	(1,043)	1,911	—	1,911
Other	1,692	266	(184)	(3,275)	(36)	—	—	—	—	(13)	(3,242)	1,146	(2,096)	—	(2,096)

Consolidated	1,262,251	466,045	(8,697)	(172,141)	(43,434)	—	(87,338)	4,970	(34,887)	(8,377)	116,141	(40,995)	75,146	—	75,146

2017
Cement, concrete and precast	1,070,569	470,840	(4,127)	(174,087)	(38,144)	—	(73,759)	5,779	—	(2,012)	184,490	(67,568)	116,922	—	116,922
Construction supplies	66,442	1,873	36	(1,499)	(2,287)	—	—	48	—	(17)	(1,846)	676	(1,170)	—	(1,170)
Quicklime	80,707	13,671	—	(15,613)	—	—	—	—	—	(183)	(2,125)	778	(1,347)	—	(1,347)
Other	1,842	220	(266)	(4,418)	(57)	(47,582)	—	15	—	(14)	(52,102)	19,082	(33,020)	(754)	(33,774)

Consolidated	1,219,560	486,604	(4,357)	(195,617)	(40,488)	(47,582)	(73,759)	5,842	—	(2,226)	128,417	(47,032)	81,385	(754)	80,631

2016
Cement, concrete and precast	1,099,921	484,166	1,907	(173,200)	(34,565)	—	(75,397)	3,194	—	(2,238)	203,867	(80,912)	122,955	—	122,955
Construction supplies	59,888	1,220	136	(1,051)	(1,643)	—	—	24	—	(19)	(1,333)	529	(804)	—	(804)
Quicklime	75,090	14,216	—	(14,464)	—	—	—	—	—	(118)	(366)	145	(221)	—	(221)
Other	1,765	532	401	(4,661)	(186)	—	—	22	—	(166)	(4,058)	1,611	(2,447)	(6,589)	(9,036)

Consolidated	1,236,664	500,134	2,444	(193,376)	(36,394)	—	(75,397)	3,240	—	(2,541)	198,110	(78,627)	119,483	(6,589)	112,894

	Segment assets	Other assets	Assets held for distribution	Total assets	Operating liabilities	Liabilities held for distribution	Total liabilities	Capital expenditure	Depreciation and amortization	Provision of inventory net realizable value and obsolescence
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

2018
Cement, concrete and precast	2,632,723	12,268	—	2,644,991	1,376,390	—	1,376,390	113,365	(124,070)	(3,808)
Construction supplies	29,363	—	—	29,363	34,788	—	34,788	284	(1,100)	—
Quicklime	111,072	—	—	111,072	—	—	—	—	(4,433)	—
Other	50,936	26,883	—	77,819	704	—	704	—	(176)	—

Consolidated	2,824,094	39,151	—	2,863,245	1,411,882	—	1,411,882	113,649	(129,779)	(3,808)

2017
Cement, concrete and precast	2,607,334	489	—	2,607,823	1,274,322	—	1,274,322	66,515	(119,518)	(2,718)
Construction supplies	30,791	—	—	30,791	31,966	—	31,966	3,202	—	—
Quicklime	118,712	—	—	118,712	—	—	—	—	(4,504)	—
Other	35,583	21,206	—	56,789	1,119	—	1,119	15	(184)	—

Consolidated	2,792,420	21,695	—	2,814,115	1,307,407	—	1,307,407	69,732	(124,206)	(2,718)

2016
Cement, concrete and precast	2,678,871	69,912	—	2,748,783	1,316,144	—	1,316,144	101,729	(102,900)	(1,499)
Construction supplies	27,652	—	—	27,652	20,760	—	20,760	—	—	—
Quicklime	122,446	—	—	122,446	—	—	—	—	(4,377)	—
Other	82,674	657	338,411	421,742	986	2,704	3,690	16,072	(3,989)	—

Consolidated	2,911,643	70,569	338,411	3,320,623	1,337,890	2,704	1,340,594	117,801	(111,266)	(1,499)